FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Nov. 16, 2018 USD ($)	May 11, 2018 USD ($)	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($)	Oct. 15, 2018 USD ($)	Aug. 20, 2018 USD ($)	Aug. 10, 2018 USD ($)	Jul. 21, 2017 CAD ($)	Jun. 08, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings and lease liabilities			$ 508,810	$ 499,985
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows			802,158	837,747
Put option valuation loss (gain)			3,339	0	$ (1,833)
Derecognition of call option redemption liability				1,434
Foreign exchange gain (loss)			790	(1,945)	2,663
Cash			7,047	18,651
Loan availability			399,000
Loan availability, committed funding			394,300
Loan availability, uncommitted funding			4,700
Total cash and loan availability			406,000	393,900
Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings and lease liabilities			245,681	245,252
Fair value of debt			$ 264,700	$ 248,700
Notional amount						$ 250,000
Exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent			10.00%	10.00%
Sensitivity analysis, exchange risk, reasonably possible weakening in rate, percent			10.00%	10.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent			1.00%	1.00%
Reasonably possible change in risk variable, impact on finance costs			$ 1,200	$ 1,200
Credit risk | Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Hedge ratio			1
Price risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible increase in rate, percentage			10.00%	10.00%
Sensitivity analysis, reasonably possible decrease in rate, percentage			10.00%	10.00%
Sensitivity analysis, price risk, reasonably possible change in rate, increase in cost of sales			$ 56,200	$ 53,600
Sensitivity analysis, price risk, reasonably possible change in rate, decrease in cost of sales			$ 52,600	53,600
Bottom of range | Exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent			10.00%
Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows			$ 13,634	10,499
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			579,555	629,201
Financial liabilities at amortised cost, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities				0
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			13,634	10,499
Financial liabilities at fair value through profit or loss, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			13,634	10,499
Airtrax Acquisition | Financial liabilities at amortised cost, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 10,900	13,600	10,500
Non-controlling interest put options | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Put option valuation loss (gain)			3,339
Foreign exchange gain (loss)			$ 204	$ 389
Trade receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, number of customers | customer			1	1
Concentration of risk, percentage			5.00%	5.00%
Hedges of net investment | Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings and lease liabilities			$ 245,681	$ 245,252
Cash flow hedges | Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Derivatives settled							$ 60,000
Interest rate of derivative settled							1.197%
Cash flow hedges | Interest rate risk | Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 60,000		$ 36,000	$ 40,000
Non-controlling interest | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)			200	400
Capstone | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Cash								$ 1,000
Capstone | Non-controlling interest put options | Non-controlling interest put options | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest put options, undiscounted cash flows			2,000	1,000
Capstone | Non-controlling interest put options | Non-controlling interest put options | Top of range
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest put options, undiscounted cash flows			$ 5,000	2,000
Capstone | Non-controlling interest | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Lock-in period		5 years
Powerband
Disclosure of detailed information about financial instruments [line items]
Extinguishment of non-controlling interest put options	$ 9,900
Proportion of voting rights held by non-controlling interests	26.00%
Derecognition of call option redemption liability				1,400
Foreign exchange gain (loss)				$ 1,400
Powerband | Financial liabilities at amortised cost, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities					12,700
Powerband | Non-controlling interest put options | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss					1,800
Extinguishment of non-controlling interest put options					$ (8,800)
Discount rate | Capstone | Non-controlling interest put options | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections			0.11	0.146